Inventories - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Audiovisual rights	€ 1,189	€ 795
Mobile terminals and other equipments	830	872
Other inventories	33	88
Inventories impairment provision	(53)	(63)
Inventories	€ 1,999	€ 1,692